Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Statement Of Stockholders Equity [Abstract]
Issuance of common stock, issuance cost	$ 1.9